Notes Payable (Details) - Schedule of Notes Payable (Parentheticals)	Dec. 31, 2020	Dec. 31, 2019
FF Intelligent Mobility Global Holdings Ltd [Member]
Debt Instrument [Line Items]
Repayment increment percentage	10.00%	10.00%